 Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

(collectively, the “Specified Parties”)

Re:	FS Trust 2026-ORL (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2026-ORL (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 4 February 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 February 2026

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan will be secured primarily by a commercial property (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property that is expected to be as of 17 February 2026 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Maturity Date and
c.	Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Term (Excluding Extensions) and
ii.	Original Term (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Term (Excluding Extensions) and
c.	Original Term (Including Extensions),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity Date and
ii.	Remaining Term to Extended Maturity Date

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period option(s). Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Amortization Term and
ii.	Remaining Amortization Term

of the Mortgage Loan,

b.	Use the “Original Term (Excluding Extensions),” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan,
c.	Use the “Original Term (Including Extensions),” as shown on the Final Data File, for the “Fully Extended IO Period” of the Mortgage Loan and
d.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-Off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Maturity Date Mortgage Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Margin,
b.	SOFR Floor,
c.	SOFR Rounding Methodology and
d.	SOFR Cap,

as shown on the Final Data File, and a SOFR assumption of 3.67000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed SOFR) and
ii.	Mortgage Loan Interest Rate (At SOFR CAP)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed SOFR),
c.	Mortgage Loan Interest Rate (At SOFR CAP) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service,
ii.	Mortgage Loan Annual Debt Service and
iii.	Mortgage Loan Annual Debt Service @ Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

9. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed SOFR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service @ Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At SOFR CAP),” as shown on the Final Data File, and
c.	365/360.

10.	Using the:
a.	Lender UW EBITDA,
b.	Lender UW Net Cash Flow,
c.	Mortgage Loan Annual Debt Service,
d.	Mortgage Loan Annual Debt Service @ Cap,
e.	Cut-Off Date Mortgage Loan Balance,
f.	Maturity Date Mortgage Loan Balance,
g.	Appraised Value and
h.	Total Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Underwritten NOI DSCR,
ii.	Mortgage Loan Underwritten NCF DSCR,
iii.	Mortgage Loan Underwritten NOI DSCR @ Cap,
iv.	Mortgage Loan Underwritten NCF DSCR @ Cap,
v.	Cut-Off Date Mortgage Loan Balance Per Key,
vi.	Maturity Date Mortgage Loan Balance Per Key,
vii.	Cut-Off Date Mortgage Loan LTV,
viii.	Maturity Date Mortgage Loan LTV,
ix.	Mortgage Loan Underwritten NOI DY and
x.	Mortgage Loan Underwritten NCF DY

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in vii. through x. above to the nearest 1/10th of one percent.

11.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Servicing Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Total Admin. Fee and
b.	Mortgage Loan Interest Rate (At Assumed SOFR),

as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	4 February 2026

Guaranty Agreement (see Note 1)	29 January 2026

Environmental Indemnity Agreement (see Note 1)	29 January 2026

Non Consolidation Opinion (see Note 1)	29 January 2026

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	28 January 2026

Engineering Report	19 January 2026

Environmental Phase I Report	5 November 2025

Underwriter’s Summary Report	Not Dated

Hotel Management Agreement Documents	Various

Amended and Restated License Agreement	29 November 2011

PACE Reports	Various

STR Reports	Various

Market and Submarket Reports	Various

Golf Member Statistics Summary	Not Dated

Historical Capital Expenditure Summary Report	Not Dated

Pro Forma Title Policy	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Demographic Information Reports	Not Dated

Four Seasons Jackson Hole & Orlando Financial Package	Not Dated

Four Seasons Jackson Hole & Orlando Property Overviews	November 2025

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Engineering Report
City	Engineering Report
State	Engineering Report
Zip Code	Engineering Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Opened	Appraisal Report
Year Renovated	Appraisal Report
Total Rooms	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy
Ground Lease? (Y/N)	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraised Value	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information:

Characteristic	Source Document(s)

2019 Available Room Nights	Underwriter’s Summary Report
2021 Available Room Nights	Underwriter’s Summary Report
2022 Available Room Nights	Underwriter’s Summary Report
2023 Available Room Nights	Underwriter’s Summary Report
2024 Available Room Nights	Underwriter’s Summary Report
2025 Available Room Nights	Underwriter’s Summary Report
2025 (Adjusted) Available Room Nights	Underwriter’s Summary Report
2026B Available Room Nights	Underwriter’s Summary Report
Lender UW Available Room Nights	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 7

Underwriting Information: (continued)

Characteristic	Source Document(s)

2019 Occupied Room Nights	Underwriter’s Summary Report
2021 Occupied Room Nights	Underwriter’s Summary Report
2022 Occupied Room Nights	Underwriter’s Summary Report
2023 Occupied Room Nights	Underwriter’s Summary Report
2024 Occupied Room Nights	Underwriter’s Summary Report
2025 Occupied Room Nights	Underwriter’s Summary Report
2025 (Adjusted) Occupied Room Nights	Underwriter’s Summary Report
2026B Occupied Room Nights	Underwriter’s Summary Report
Lender UW Occupied Room Nights	Underwriter’s Summary Report
2019 Occupancy	Underwriter’s Summary Report
2021 Occupancy	Underwriter’s Summary Report
2022 Occupancy	Underwriter’s Summary Report
2023 Occupancy	Underwriter’s Summary Report
2024 Occupancy	Underwriter’s Summary Report
2025 Occupancy	Underwriter’s Summary Report
2025 (Adjusted) Occupancy	Underwriter’s Summary Report
2026B Occupancy	Underwriter’s Summary Report
Lender UW Occupancy	Underwriter’s Summary Report
2019 ADR	Underwriter’s Summary Report
2021 ADR	Underwriter’s Summary Report
2022 ADR	Underwriter’s Summary Report
2023 ADR	Underwriter’s Summary Report
2024 ADR	Underwriter’s Summary Report
2025 ADR	Underwriter’s Summary Report
2025 (Adjusted) ADR	Underwriter’s Summary Report
2026B ADR	Underwriter’s Summary Report
Lender UW ADR	Underwriter’s Summary Report
2019 RevPAR	Underwriter’s Summary Report
2021 RevPAR	Underwriter’s Summary Report
2022 RevPAR	Underwriter’s Summary Report
2023 RevPAR	Underwriter’s Summary Report
2024 RevPAR	Underwriter’s Summary Report
2025 RevPAR	Underwriter’s Summary Report
2025 (Adjusted) RevPAR	Underwriter’s Summary Report
2026B RevPAR	Underwriter’s Summary Report
Lender UW RevPAR	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (continued)

Characteristic	Source Document(s)

2019 Hotel Room Revenue	Underwriter’s Summary Report
2021 Hotel Room Revenue	Underwriter’s Summary Report
2022 Hotel Room Revenue	Underwriter’s Summary Report
2023 Hotel Room Revenue	Underwriter’s Summary Report
2024 Hotel Room Revenue	Underwriter’s Summary Report
2025 Hotel Room Revenue	Underwriter’s Summary Report
2025 (Adjusted) Hotel Room Revenue	Underwriter’s Summary Report
2026B Hotel Room Revenue	Underwriter’s Summary Report
Lender UW Hotel Room Revenue	Underwriter’s Summary Report
2019 Total Revenue	Underwriter’s Summary Report
2021 Total Revenue	Underwriter’s Summary Report
2022 Total Revenue	Underwriter’s Summary Report
2023 Total Revenue	Underwriter’s Summary Report
2024 Total Revenue	Underwriter’s Summary Report
2025 Total Revenue	Underwriter’s Summary Report
2025 (Adjusted) Total Revenue	Underwriter’s Summary Report
2026B Total Revenue	Underwriter’s Summary Report
Lender UW Total Revenue	Underwriter’s Summary Report
2019 Total Expenses	Underwriter’s Summary Report
2021 Total Expenses	Underwriter’s Summary Report
2022 Total Expenses	Underwriter’s Summary Report
2023 Total Expenses	Underwriter’s Summary Report
2024 Total Expenses	Underwriter’s Summary Report
2025 Total Expenses	Underwriter’s Summary Report
2025 (Adjusted) Total Expenses	Underwriter’s Summary Report
2026B Total Expenses	Underwriter’s Summary Report
Lender UW Total Expenses	Underwriter’s Summary Report
2019 EBITDA	Underwriter’s Summary Report
2021 EBITDA	Underwriter’s Summary Report
2022 EBITDA	Underwriter’s Summary Report
2023 EBITDA	Underwriter’s Summary Report
2024 EBITDA	Underwriter’s Summary Report
2025 EBITDA	Underwriter’s Summary Report
2025 (Adjusted) EBITDA	Underwriter’s Summary Report
2026B EBITDA	Underwriter’s Summary Report
Lender UW EBITDA	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 7

Underwriting Information: (continued)

Characteristic	Source Document(s)

2019 CapEx	Underwriter’s Summary Report
2021 CapEx	Underwriter’s Summary Report
2022 CapEx	Underwriter’s Summary Report
2023 CapEx	Underwriter’s Summary Report
2024 CapEx	Underwriter’s Summary Report
2025 CapEx	Underwriter’s Summary Report
2025 (Adjusted) CapEx	Underwriter’s Summary Report
2026B CapEx	Underwriter’s Summary Report
Lender UW CapEx	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2021 NOI	Underwriter’s Summary Report
2022 NOI	Underwriter’s Summary Report
2023 NOI	Underwriter’s Summary Report
2024 NOI	Underwriter’s Summary Report
2025 NOI	Underwriter’s Summary Report
2025 (Adjusted) NOI	Underwriter’s Summary Report
2026B NOI	Underwriter’s Summary Report
Lender UW NOI	Underwriter’s Summary Report
2019 Club NOI	Underwriter’s Summary Report
2021 Club NOI	Underwriter’s Summary Report
2022 Club NOI	Underwriter’s Summary Report
2023 Club NOI	Underwriter’s Summary Report
2024 Club NOI	Underwriter’s Summary Report
2025 Club NOI	Underwriter’s Summary Report
2025 (Adjusted) Club NOI	Underwriter’s Summary Report
2026B Club NOI	Underwriter’s Summary Report
Lender UW Club NOI	Underwriter’s Summary Report
2019 Net Cash Flow	Underwriter’s Summary Report
2021 Net Cash Flow	Underwriter’s Summary Report
2022 Net Cash Flow	Underwriter’s Summary Report
2023 Net Cash Flow	Underwriter’s Summary Report
2024 Net Cash Flow	Underwriter’s Summary Report
2025 Net Cash Flow	Underwriter’s Summary Report
2025 (Adjusted) Net Cash Flow	Underwriter’s Summary Report
2026B Net Cash Flow	Underwriter’s Summary Report
Lender UW Net Cash Flow	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 7

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Upfront Deferred Maintenance Escrow	Mortgage Loan Agreement
Monthly Deferred Maintenance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Deferred Maintenance Reserves	Mortgage Loan Agreement
Upfront FF&E Escrow	Mortgage Loan Agreement
Monthly FF&E Escrow	Mortgage Loan Agreement
Terms/Description of Springing FF&E Reserves	Mortgage Loan Agreement
Upfront Other Escrow	Mortgage Loan Agreement
Monthly Other Escrow	Mortgage Loan Agreement
Description of Other Reserves	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 7

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement
Payment Day of Month (and Business Day Convention)	Mortgage Loan Agreement
First Payment date	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extended Maturity Date	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Extension Description	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
SOFR Rounding Methodology	Mortgage Loan Agreement
SOFR Lookback Days	Mortgage Loan Agreement
SOFR Floor	Mortgage Loan Agreement
SOFR Cap after Extension	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Cash Management	Mortgage Loan Agreement
Terms/Description of Cash Sweep (If applicable)	Mortgage Loan Agreement
Additional Debt Permitted	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 7 of 7

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value” and “Date of Appraisal (Valuation Date)” characteristics for the Property, the Depositor instructed us to use the appraised value and date, respectively, as shown in the applicable Source Document(s), associated with the related “Appraised Value Type,” as shown on the Preliminary Data File.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Maturity Date” or another maturity date during any extension period.

5.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to substitution events, partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In-Place” if the manager is (i) entitled to collect all rents from the property and deposit such funds into property manager accounts and (ii) on a monthly basis, after distribution of all funds in such accounts pursuant to instructions in the management agreement, borrower shall cause manager to deposit all excess amounts into the cash management account.

7.	For the purpose of comparing the “Terms/Description of Cash Sweep (If applicable)” characteristic, the Depositor instructed us to use the terms of a “Cash Trap Period,” as described in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Phase II Date
Seismic Report Date
Seismic PML%
Sponsor
Loan Purpose
Note Date
Appraised Value Type
Mortgage Loan Margin
SOFR Cap
SOFR Cap Expiration Date
Extension Spread Increase Description
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Partial Collateral Release Description
Substitution Provision Description
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Operating Advisor
CREFC Fee
Master Lessee
Master Lease Rent
Replacement Reserves Initial Deposit Amount
Replacement Reserves Monthly Deposit Amount
Terms/Description of Springing Replacement Reserves
LockBox (Y/N)
LockBox In-Place (Y/N)
LockBox Type
Terms/Description of Springing LockBox (If applicable)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.